Other Assets	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Other Assets
Other assets

Other assets	Dec. 31,
(in millions)	2013	2012
Corporate/bank owned life insurance	$4,482	$4,360
Accounts receivable	3,616	4,255
Equity in joint venture and other investments (a)	2,996	2,664
Income taxes receivable	2,517	3,099
Fair value of hedging derivatives	1,282	989
Software	1,251	1,117
Prepaid pension assets	1,209	419
Fails to deliver	864	1,148
Prepaid expenses	451	508
Due from customers on acceptances	379	376
Other	1,313	1,533
Total other assets	$20,360	$20,468

(a)	Includes Federal Reserve Bank stock of $441 million and $436 million, respectively, at cost.

Seed capital and private equity investments valued using net asset value per share

In our Investment Management business, we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors. As part of that activity we make seed capital investments in certain funds. BNY Mellon also holds private equity investments, which consist of investments in private equity funds, mezzanine financings and direct equity investments. Seed capital and private equity investments are included in other assets. Consistent with our policy to focus on our core activities, we continue to reduce our exposure to private equity investments.

The fair value of these investments has been estimated using the net asset value (“NAV”) per share of BNY Mellon’s ownership interest in the funds. The table below presents information about BNY Mellon’s investments in seed capital and private equity investments.

Seed capital and private equity investments valued using NAV
	Dec. 31, 2013				Dec. 31, 2012
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Seed capital and other funds (a)	$275	$23	Monthly-yearly	3-45 days	$153	$31	Monthly-yearly	3-45 days
Private equity funds (b)	86	31	N/A	N/A	99	13	N/A	N/A
Total	$361	$54			$252	$44

(a)	Other funds include various market neutral, leveraged loans, hedge funds, real estate and structured credit funds. Redemption notice periods vary by fund.

(b)
Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.